Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies
(10)	Commitments and Contingencies

Operating Leases

The table below presents the operating lease-related assets and liabilities recorded on the consolidated balance sheets (in thousands):

	Classifications on the financial statements	As of December 31, 2022
Operating lease assets	Operating leases – right-of-use asset	$371
Operating lease liability, current	Operating lease liability, current	516
Operating lease liability, noncurrent	Operating lease liability, noncurrent	30

	Classifications on the financial statements	As of December 31, 2021
Operating lease assets	Operating leases– right-of-use asset	$1,323
Operating lease liability, current	Operating lease liability, current	1,111
Operating lease liability, noncurrent	Operating lease liability, noncurrent	546

The estimated incremental borrowing rate used to measure the lease liability is 8.95%. Prospectively, future rent expense under ASC 842 is calculated using the same methodology as required under ASC 840 in order to record straight line lease expense over the lease term. Rent expense recorded was $1.0 million for the years ended December 31, 2022 and 2021. Variable lease expenses for the years ended December 31, 2022 and 2021 were immaterial.

On August 8, 2022, the Company abandoned a section of their operating lease for the remainder of the lease term and has no intention of subleasing the space. The Company reassessed their asset grouping as the deployment of the ROU asset had changed and determined the abandoned lease was a new asset group. The Company concluded the abandoned section of their ROU asset was not recoverable and recognized an impairment charge of $0.1 million to the right of use asset, and a $0.2 million impairment charge to the leasehold improvements. These impairment charges were recorded within impairment loss in the consolidated statements of operations.

Future minimum lease payments under non-cancelable operating leases as of December 31, 2022 are as follows (in thousands):

As of December 31,
2022
2023	$531
2024	29
Total future lease payments	560
Less imputed interest	(14)
Total operating lease liability	$546

Finance Leases

The table below presents the finance lease-related assets and liabilities recorded on the consolidated balance sheets and the consolidated statements of operations (in thousands):

	Classification on the financial statements	December 31, 2022
Finance lease assets	Property and equipment, net	$3,383
Finance lease liability, current	Finance lease, current	1,606
Finance lease liability, noncurrent	Finance lease, noncurrent	—
Depreciation of the leased asset	Cost of revenue	2,072
Lease interest expense	Other income (expense), net	414

	Classification on the financial statements	December 31, 2021
Finance lease assets	Property and equipment, net	$3,943
Finance lease liability, current	Finance lease, current	1,091
Finance lease liability, noncurrent	Finance lease, noncurrent	1,606
Depreciation of the leased asset	Cost of revenue	547
Lease interest expense	Other income (expense), net	598

Future minimum lease payments under finance lease are as follows (in thousands):

As of December 31,
2022
2023	$1,731
Total future lease payments	1,731
Less: imputed interest	(125)
Total finance lease liability	$1,606

The weighted average remaining lease term for our operating leases and finance leases is 0.6 years and 0.5 years, respectively and the weighted average discount rate of our operating leases and finance leases is 8.95% and 18.71%, respectively. Supplemental disclosures of cash flow information related to leases were as follows (in thousands):

	Years Ended December 31,
	2022	2021
Operating cash flows paid for operating leases	$1,215	$1,184
Financing cash flows paid for finance leases	1,504	1,504